COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
For the six months ended September 30, 2021	¥ 380,933
For the twelve months ended September 30, 2022	888,599
For the twelve months ended September 30, 2023	774,378
For the twelve months ended September 30, 2024	606,808
For the twelve months ended September 30, 2025	486,649
Thereafter	796,652
Total	¥ 3,934,019